Accounts Receivable, Net	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE, NET [Abstract]
Accounts Receivable, Net

8. ACCOUNTS RECEIVABLE, NET

The carrying amounts of accounts receivable of the Group are stated are as follows:

	As of December 31, (in thousands)
	2011	2012
Accounts receivable	$13,473	$26,462
Less: provision for bad debts	(2,147)	(3,098)

Net Book Value	$11,326	$23,364